Goodwill, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill, net
Balance at beginning			¥ 31,188
Additions	¥ 454
Impairment loss			¥ (31,188)
Balance at ending	¥ 454	$ 68